Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 107,559	$ 107,559	$ 107,560
Less: accumulated depreciation	(92,828)	(77,005)	(55,494)
Property and equipment, net	14,731	30,554	52,066
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	56,890	56,890	56,890
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 50,669	$ 50,669	$ 50,670